Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Registrant Name	dei_EntityRegistrantName	Monteagle Funds
Central Index Key	dei_EntityCentralIndexKey	0001045701
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	heqfx
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2019
Prospectus Date	rr_ProspectusDate	Aug. 26, 2019
Monteagle Opportunity Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund, The Henssler Equity Fund, for the fiscal year ended April 30, 2019 was 62%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, The Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, The Fund invests more than 90% of its total assets in common stocks of companies identified by The Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. The Fund may invest in companies of any size, and The Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, The Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for The Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

•	undervalued assets;
•	strong balance sheet characteristics and financial foundations;
•	high earnings expectations; and
•	quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

•	price;
•	price history; and
•	price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk. The value of stocks selected for the Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of the Henssler Funds, (the “Predecessor Fund”) in a tax-free reorganization on or about May 27, 2019. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 888-263-5593 and on the Fund’s website at www.henssler.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-263-5593
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.henssler.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class
Annual Return 2009	rr_AnnualReturn2009	23.97%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Annual Return 2011	rr_AnnualReturn2011	(0.67%)
Annual Return 2012	rr_AnnualReturn2012	7.65%
Annual Return 2013	rr_AnnualReturn2013	35.57%
Annual Return 2014	rr_AnnualReturn2014	9.59%
Annual Return 2015	rr_AnnualReturn2015	(3.17%)
Annual Return 2016	rr_AnnualReturn2016	13.86%
Annual Return 2017	rr_AnnualReturn2017	10.38%
Annual Return 2018	rr_AnnualReturn2018	(11.55%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Predecessor Fund’s Investor Class year-to-date total return as of December 31, 2018, was -11.55%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.27%	9/30/2009
Lowest Return	-21.92%	12/31/2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Monteagle Opportunity Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.70%
Total of all Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[3]
One Year	rr_ExpenseExampleYear01	$ 157
Three Years	rr_ExpenseExampleYear03	486
Five Years	rr_ExpenseExampleYear05	839
Ten Years	rr_ExpenseExampleYear10	$ 1,834
1 Year	rr_AverageAnnualReturnYear01	(11.55%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[4]
Monteagle Opportunity Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.20%
Total of all Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[3]
One Year	rr_ExpenseExampleYear01	$ 104
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	579
Ten Years	rr_ExpenseExampleYear10	$ 1,271
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%	[4]
Monteagle Opportunity Equity Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.90%)
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[4]
Monteagle Opportunity Equity Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[4]
Monteagle Opportunity Equity Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%	[4]
Monteagle Opportunity Equity Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.81%	[4]

[1]	The "Management Fees" of the Fund reflects a blended rate. The "Management Fees" will not exceed 0.85%.
[2]	The "Other Expenses" include expenses associated with the Independent Trustees of the Trust.
[3]	"Total Annual Fund Operating Expenses" may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the predecessor fund, The Henssler Equity Fund. "Acquired Fund Fees and Expenses" are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[4]	The Predecessor Fund's Investor Class shares commenced investment operations on June 10, 1998. The Predecessor Fund's Institutional Class shares commenced investment operations on June 15, 2011.